PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
Asset-Backed Securities 15.2%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.670%(c)	07/15/31	5,000	$4,985,266
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.813(c)	10/13/30	4,137	4,126,788
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.750(c)	11/27/31	64,657	64,439,988
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.712(c)	07/26/31	10,000	9,915,895

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.670(c)	10/17/32	50,000	49,625,000
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.708(c)	05/17/31	13,826	13,743,615
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.670(c)	04/15/32	45,000	44,461,445
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)	6.928(c)	07/20/32	7,500	7,490,250
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	01/20/32	17,935	17,867,835

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.768(c)	07/20/34	19,500	19,352,876
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.587(c)	04/24/31	18,150	18,077,400
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.538(c)	04/20/30	95,900	95,795,212

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.778(c)	07/20/34	60,000	59,427,348
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.800(c)	10/15/29	4,513	4,505,925

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.850%(c)	07/15/29	11,222	$11,180,958

Elmwood CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	7.038(c)	10/20/33	17,500	17,494,519
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.728(c)	04/20/34	49,000	48,672,881
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	10/20/34	50,000	49,193,745
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)	6.320(c)	04/15/29	9,733	9,683,108
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1S, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.326(c)	11/15/31	35,000	35,110,061
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	04/21/31	27,419	27,201,768
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.869(c)	06/20/34	40,000	39,716,636
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.717(c)	04/22/30	45,000	44,700,988
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.580(c)	04/17/30	26,499	26,287,843
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.638(c)	07/20/30	14,636	14,588,577
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.688(c)	10/20/31	75,000	74,468,070
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.881(c)	10/30/30	23,049	23,002,782
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.688(c)	07/20/30	21,561	21,515,369

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.670%(c)	07/16/31	20,000	$19,968,786

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.788(c)	07/25/31	21,000	20,892,915
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.723(c)	04/25/31	9,482	9,456,494
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.828(c)	07/20/30	10,341	10,350,057
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.238(c)	10/20/31	16,000	16,004,253
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.682(c)	01/26/31	9,795	9,727,012
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.722(c)	04/18/31	21,243	21,051,127
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.677(c)	10/23/31	40,000	39,731,836
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.568(c)	10/20/30	21,716	21,548,945
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.668(c)	01/20/32	60,000	59,423,394

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.707(c)	07/23/33	45,000	44,741,290
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.811(c)	10/29/34	25,000	24,773,935
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.748(c)	07/20/34	39,500	39,075,122
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.933(c)	04/25/34	32,000	31,578,435
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.048(c)	07/20/32	20,000	19,971,178

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.643%(c)	10/25/28	1,528	$1,527,393
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.488(c)	10/20/28	14,467	14,377,514
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.650(c)	10/17/32	25,000	24,879,518
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.742(c)	07/19/34	30,000	29,735,322

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.838(c)	01/20/32	9,000	8,959,318
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.737(c)	07/24/32	30,500	30,378,351
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.780(c)	10/15/34	25,000	24,771,423
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.860(c)	04/15/30	15,678	15,618,387

Total Asset-Backed Securities (cost $1,403,372,798)				1,395,174,153
Commercial Mortgage-Backed Securities 1.6%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	61,784,414
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,367	11,381,529
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207	03/10/48	11,373	10,862,402
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	35,685	33,669,467
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	4,727	4,521,716
Series 2016-C29, Class A3	3.058	05/15/49	10,142	9,492,593

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	6,928	6,588,385

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058%	05/15/48	3,095	$3,048,657
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	9,435,664

Total Commercial Mortgage-Backed Securities (cost $166,589,114)				150,784,827
Corporate Bonds 81.4%
Aerospace & Defense 1.3%
BAE Systems Finance, Inc. (United Kingdom), Gtd. Notes, 144A	7.500	07/01/27	3,034	3,203,988
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	22,000	20,210,794
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	44,661,703
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	1,899,848

HEICO Corp., Gtd. Notes	5.250	08/01/28	2,940	2,868,657
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	18,300	18,146,778
Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	28,443,691
				119,435,459
Agriculture 2.0%
Altria Group, Inc., Gtd. Notes	2.350	05/06/25	10,505	9,932,719
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	4,524	4,135,525
Gtd. Notes	4.700	04/02/27	28,229	27,002,182
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	26,865	24,192,182
Gtd. Notes	5.931	02/02/29	10,911	10,707,871

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	6.125	07/27/27	12,610	12,580,730
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	0.875	05/01/26	8,664	7,712,116
Sr. Unsec’d. Notes	4.875	02/13/26	24,835	24,413,653
Sr. Unsec’d. Notes(a)	4.875	02/15/28	14,940	14,470,893
Sr. Unsec’d. Notes	5.250	09/07/28	14,110	13,814,522

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	212	$205,967
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	31,744,522
				180,912,882
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,074	1,017,529
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	19,002	18,455,692
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	28,026,427

Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,031,296
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	3,371	3,202,461
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	11,580,788
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	3,905,900
				73,220,093
Apparel 0.2%
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	20,475	19,290,477
Auto Manufacturers 3.6%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A, SOFR + 0.750%	6.094(c)	12/13/24	5,870	5,860,001
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.700	08/10/26	50,000	44,515,961
Sr. Unsec’d. Notes(a)	4.950	05/28/27	1,075	1,009,086
Sr. Unsec’d. Notes	6.950	03/06/26	10,200	10,174,613
Sr. Unsec’d. Notes	7.350	03/06/30	6,830	6,914,892
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	35,647,916
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,300,160
Sr. Unsec’d. Notes	2.350	02/26/27	5,090	4,485,804
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,049,655
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	19,106,101
Sr. Unsec’d. Notes	2.750	06/20/25	13,900	13,092,942

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	2.900%	02/26/25	4,580	$4,369,252
Sr. Unsec’d. Notes	5.800	06/23/28	16,140	15,756,941
Sr. Unsec’d. Notes(a)	6.000	01/09/28	7,000	6,908,672
Sr. Unsec’d. Notes, SOFR + 1.200%	6.542(c)	11/17/23	14,355	14,353,822

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	6.100	09/21/28	30,000	29,799,777
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	4.800	03/30/28	20,000	19,376,106
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	13,556,317
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	13,047,863

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A(a)	3.522	09/17/25	4,000	3,779,543
Stellantis Finance US, Inc., Gtd. Notes, 144A	1.711	01/29/27	8,920	7,756,670
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.500(cc)	10/24/25	10,000	9,636,847
Sr. Unsec’d. Notes, MTN	5.250	09/11/28	32,250	32,063,461
				329,562,402
Banks 23.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.722(ff)	09/14/27	20,400	17,845,177
Sr. Unsec’d. Notes	1.849	03/25/26	30,400	27,315,224
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,582,592
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	82,854,893
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	36,480	35,100,241
Sr. Unsec’d. Notes(a)	5.819(ff)	09/15/29	43,750	43,218,390
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	28,348,598
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	36,790	33,235,050
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	9,203,610
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	52,845	49,700,690
Sr. Unsec’d. Notes, MTN(a)	2.087(ff)	06/14/29	32,800	27,437,056
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	12,420	11,917,168
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	58,773,509
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	10,619,530

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	35,437,500

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.304%(ff)	08/09/26	38,900	$38,110,404
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,133,938
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	15,060	14,798,890
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	32,442,507
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	19,560	17,507,471
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	6,595	5,435,803
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	4,465	4,162,632
Sr. Unsec’d. Notes, 144A	5.335(ff)	06/12/29	1,550	1,504,704
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	14,278,244
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,509,695
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	9,991,483

CaixaBank SA (Spain), Sr. Unsec’d. Notes, 144A	6.684(ff)	09/13/27	15,790	15,781,658
Citibank NA, Sr. Unsec’d. Notes	5.803	09/29/28	23,000	23,012,139
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	24,184,846
Sr. Unsec’d. Notes	0.981(ff)	05/01/25	26,835	25,965,448
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	47,480	42,274,281
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	71,972,954
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	15,355	14,658,888
Sub. Notes	4.450	09/29/27	8,160	7,655,889

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	6.316(ff)	10/03/29	21,620	21,612,710
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	2.950	04/09/25	18,380	17,436,604
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	2,500	2,394,438
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,751,477
Sr. Unsec’d. Notes	2.311(ff)	11/16/27	3,525	3,071,583
Sr. Unsec’d. Notes	2.552(ff)	01/07/28	4,522	3,952,686
Sr. Unsec’d. Notes, SOFR + 1.219%	6.561(c)	11/16/27	4,625	4,419,344
Sr. Unsec’d. Notes	6.720(ff)	01/18/29	13,915	13,816,364
Sr. Unsec’d. Notes	7.146(ff)	07/13/27	13,200	13,278,714

DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	1.535(ff)	05/25/27	22,540	19,909,136
Fifth Third Bancorp, Sr. Unsec’d. Notes(a)	6.339(ff)	07/27/29	33,640	33,208,680

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U(a)	3.650%(ff)	08/10/26(oo)	16,130	$12,982,596
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	50,343,375
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	63,770,934
Sr. Unsec’d. Notes	4.482(ff)	08/23/28	22,925	21,690,829
Sr. Unsec’d. Notes, EMTN	4.650	05/31/24	5,000	4,937,455
Sr. Unsec’d. Notes, Series FRN, SOFR + 0.790% (Cap N/A, Floor 0.000%)	6.134(c)	12/09/26	28,200	27,891,143
Sr. Unsec’d. Notes, Series VAR	1.093(ff)	12/09/26	23,255	20,794,035
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	5.210(ff)	08/11/28	900	866,678
Sr. Unsec’d. Notes	7.390(ff)	11/03/28	5,000	5,170,915

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	36,040	35,286,084
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	8.214(c)	11/01/23(oo)	11,600	11,606,621
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	14,819,909
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	4,766,101
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	17,790,280
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	59,970	53,897,169
Sr. Unsec’d. Notes(a)	1.470(ff)	09/22/27	39,288	34,386,472
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	57,723,724
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	23,162,170
Sr. Unsec’d. Notes(a)	2.301(ff)	10/15/25	34,120	32,705,515
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	25,127,029
Sr. Unsec’d. Notes(a)	5.299(ff)	07/24/29	25,000	24,327,016
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	7,170	5,590,733
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	8,401,410
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.438(ff)	02/05/26	12,615	11,946,651
Sr. Unsec’d. Notes	3.870(ff)	07/09/25	9,165	8,986,528
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.538(ff)	07/20/27	45,830	40,554,142
Sr. Unsec’d. Notes	2.193	02/25/25	12,430	11,811,424
Sr. Unsec’d. Notes(a)	5.242(ff)	04/19/29	11,435	11,080,135

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.554(ff)	07/09/27	24,455	21,592,276
Morgan Stanley,
Sr. Unsec’d. Notes	0.790(ff)	05/30/25	24,585	23,608,840
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	45,380,788
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	30,019,066

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	5.449%(ff)	07/20/29	17,800	$17,347,092
Sr. Unsec’d. Notes	6.296(ff)	10/18/28	14,900	14,998,608
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	28,785,549
Sr. Unsec’d. Notes, MTN(a)	2.475(ff)	01/21/28	29,305	26,137,910
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29	24,090	23,170,030
Sr. Unsec’d. Notes, MTN, SOFR + 0.466%	5.808(c)	11/10/23	12,690	12,690,127

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	10,000	8,817,633
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.582(ff)	06/12/29	13,335	12,941,469
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	7.250	03/13/28	15,795	15,795,000
Regions Financial Corp., Sr. Unsec’d. Notes	1.800	08/12/28	1,114	901,150
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, SOFR + 1.050%	6.368(c)	01/21/26	20,190	20,058,725
Sr. Unsec’d. Notes, 144A, MTN(a)	6.446(ff)	01/10/29	25,000	24,670,350
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	15,626,143
Sr. Unsec’d. Notes	2.174	01/14/27	9,285	8,273,133
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	48,415	45,456,280
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	33,630	33,249,016

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.775(ff)	06/12/29	28,455	27,712,648
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A(a)	1.250	06/01/26	10,460	9,262,894
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	11,220,368
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	14,414,959
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,022,500
Sr. Unsec’d. Notes, 144A	6.246(ff)	09/22/29	20,000	19,772,836
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27	17,600	15,545,262
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,172,700
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/12/27	2,250	2,126,305
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	11,444,818
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	25,308,918
				2,198,763,304

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	3.650%	02/01/26	14,550	$13,981,177
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	23,176,108
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,527,696

JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,209,744
				58,894,725
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.150	03/02/28	14,515	14,269,640
Baxalta, Inc., Gtd. Notes	4.000	06/23/25	7,300	7,080,724
Illumina, Inc., Sr. Unsec’d. Notes	5.800	12/12/25	5,250	5,214,363
				26,564,727
Building Materials 0.4%
Lennox International, Inc., Gtd. Notes	5.500	09/15/28	14,760	14,488,049
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,077,314
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	17,155,091
				34,720,454
Chemicals 1.6%
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	32,200	30,764,162
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	18,203,511
Eastman Chemical Co., Sr. Unsec’d. Notes	7.250	01/15/24	13,400	13,408,560
EIDP, Inc., Sr. Unsec’d. Notes(a)	4.500	05/15/26	14,490	14,106,702
FMC Corp.,
Sr. Unsec’d. Notes(a)	3.200	10/01/26	14,160	12,947,156

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
FMC Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	5.150%	05/18/26	17,430	$16,927,272

LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25	10,904	9,934,337
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.900	03/27/28	15,675	15,120,998
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	14,042,151
				145,454,849
Commercial Services 1.9%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	20,725	18,249,834
Gtd. Notes, 144A	4.375	08/15/27	11,380	10,536,442

Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/15/25	10,900	10,140,673
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	14,985	14,943,302
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,558,245
Gtd. Notes, 144A	3.800	11/01/25	19,523	18,752,270
Gtd. Notes, 144A	4.600	05/01/28	29,140	27,926,486

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	15,522,755
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	33,500	32,500,699
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	16,325	15,824,363
				172,955,069
Computers 0.7%
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	23,654	22,803,036
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	18,395	16,527,435
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	7,500	6,566,143

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Leidos, Inc., Gtd. Notes	3.625%	05/15/25	8,205	$7,877,418
NetApp, Inc., Sr. Unsec’d. Notes(a)	1.875	06/22/25	10,742	10,041,604
				63,815,636
Distribution/Wholesale 0.2%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	11,432,712
LKQ Corp., Gtd. Notes, 144A(a)	5.750	06/15/28	4,050	3,956,915
				15,389,627
Diversified Financial Services 1.9%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	12,768,679
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	28,502,670
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	21,945	21,558,270

Capital One Financial Corp., Sr. Unsec’d. Notes(a)	6.312(ff)	06/08/29	19,800	19,355,614
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.650	06/12/24	3,870	3,811,340
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	16,570	16,211,878
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	14,995,841
Sr. Unsec’d. Notes(a)	2.172	07/14/28	6,100	5,053,812
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	35,018,330

Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	25,065	22,326,090
				179,602,524
Electric 8.9%
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	20,000	19,862,384
Alliant Energy Finance LLC, Gtd. Notes, 144A(a)	1.400	03/15/26	18,650	16,524,094
Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	15,873,247

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
American Electric Power Co., Inc.,
Jr. Sub. Notes	2.031%	03/15/24		10,625	$10,420,015
Jr. Sub. Notes	5.699	08/15/25		14,580	14,493,004

Arizona Public Service Co., Sr. Unsec’d. Notes(a)	3.350	06/15/24		11,000	10,784,278
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24		6,018	5,798,744
Sr. Unsec’d. Notes	3.200	04/15/25		14,245	13,621,812

Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28		8,000	7,124,221
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28		13,640	13,533,927
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	21,626,098
Sr. Unsec’d. Notes	2.500	09/01/24		11,620	11,249,525

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24		5,925	5,903,812
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,230,742
Constellation Energy Generation LLC, Sr. Unsec’d. Notes(a)	5.600	03/01/28		19,520	19,402,403
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		13,520	13,166,309
Jr. Sub. Notes, Series B(a)	4.650(ff)	12/15/24(oo)		35,129	32,336,776
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C	2.529	10/01/24		18,222	17,577,044
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		41,902	38,647,361
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	17,373,094
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	13,318,686
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,591,823
Sr. Unsec’d. Notes	4.950	04/15/25		23,050	22,576,127
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,000,545
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26		11,300	9,978,638
Gtd. Notes, 144A	1.875	07/12/28		20,000	16,576,350
Sr. Unsec’d. Notes, 144A(a)	4.250	06/15/25		4,700	4,556,128

Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25		32,125	29,166,266
Evergy Metro, Inc., Mortgage	3.650	08/15/25		15,750	15,178,772

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Evergy Missouri West, Inc., First Mortgage, 144A	5.150%	12/15/27	12,220	$11,925,711
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28	7,375	6,389,170
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	38,000	34,817,648
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,847,307
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	1,847,852
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	4,236	4,184,237
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	24,775	23,987,631
Gtd. Notes	5.749	09/01/25	51,755	51,601,907

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,088,233
Pacific Gas & Electric Co.,
First Mortgage(a)	3.000	06/15/28	12,000	10,286,587
First Mortgage	3.750	02/15/24	25,634	25,379,637

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A(a)	5.150	03/30/26	7,026	6,894,912
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	38,970	36,041,406
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	0.800	08/15/25	26,665	24,355,818
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	16,751,064
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,137,238

Southern California Edison Co., First Mortgage	5.300	03/01/28	11,535	11,392,817
Southern Co. (The),
Jr. Sub. Notes	4.475	08/01/24	8,770	8,652,357
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	15,774,323

System Energy Resources, Inc., First Mortgage(a)	6.000	04/15/28	12,390	12,107,791
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,673,317
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	20,525	20,028,991
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	9,113,427

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750%	03/15/27	11,540	$10,148,967
				820,920,573
Electronics 0.6%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.250	08/09/24	60,230	57,419,666
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	24,090	24,017,075
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	3,065	2,774,193
Sr. Sec’d. Notes, 144A	4.250	10/31/26	12,125	11,385,617
				38,176,885
Entertainment 0.7%
Warnermedia Holdings, Inc.,
Gtd. Notes	3.638	03/15/25	15,000	14,461,473
Gtd. Notes(a)	3.755	03/15/27	57,600	53,168,168
				67,629,641
Foods 0.6%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950	03/15/25	13,769	13,372,902
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.000	02/02/29	18,510	15,599,001
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	30,000	28,100,135
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.200	04/01/29	1,750	1,600,168
				58,672,206

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750%	09/30/25	23,870	$22,059,717
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	3,975,162
				26,034,879
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,559	16,067,103
Sr. Unsec’d. Notes(a)	5.875	08/20/26	4,950	4,755,310

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.250	03/01/28	8,750	8,633,422
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,615,398
NiSource, Inc.,
Sr. Unsec’d. Notes	0.950	08/15/25	17,895	16,305,461
Sr. Unsec’d. Notes	5.250	03/30/28	1,250	1,225,102
				56,601,796
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes, 144A(a)	6.050	02/15/26	5,975	5,898,407
Healthcare-Services 1.8%
Advocate Health & Hospitals Corp., Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,375,480
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,524,623
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	4,567,953
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	8,447,873
Sr. Unsec’d. Notes	3.375	02/15/30	11,204	9,348,817

CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	4,576	4,431,450
HCA, Inc.,
Gtd. Notes	5.250	04/15/25	4,495	4,439,371
Gtd. Notes(a)	5.375	02/01/25	17,660	17,477,930

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	4,969,782

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

IQVIA, Inc., Sr. Sec’d. Notes, 144A	5.700%	05/15/28	19,795	$19,232,238
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.300	12/01/24	15,525	14,873,535
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,160,503
Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	10,290,683
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	4.250	01/15/29	65,510	62,296,427
				168,436,665
Home Builders 0.4%
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	7,737	7,329,881
Gtd. Notes	6.000	06/01/25	1,028	1,019,306
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.875	11/15/25	10,000	9,740,896
Gtd. Notes	4.875	03/15/27	15,635	14,998,103
				33,088,186
Insurance 1.6%
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,756,684
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	18,445	17,694,142
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	8,721,747

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	4.625	04/29/30	21,300	19,031,365
Fairfax US, Inc. (Canada), Gtd. Notes, 144A(a)	4.875	08/13/24	10,000	9,821,921
Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	17,200	15,561,778
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	19,750	19,299,571
Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	20,519,657
Protective Life Global Funding,
Sec’d. Notes, 144A	5.209	04/14/26	29,250	28,551,366
Sec’d. Notes, 144A	5.366	01/06/26	6,005	5,950,942
				149,909,173

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.2%
Expedia Group, Inc., Gtd. Notes(a)	4.625%	08/01/27	14,500	$13,828,038
Netflix, Inc., Sr. Unsec’d. Notes(a)	4.875	04/15/28	3,000	2,907,717
				16,735,755
Iron/Steel 0.2%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,369,860
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	2,911,182
Sr. Unsec’d. Notes	2.800	12/15/24	11,543	11,104,083
				22,385,125
Lodging 0.8%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,559,888
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,126,018
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	18,580,209
Marriott International, Inc.,
Sr. Unsec’d. Notes(a)	4.900	04/15/29	3,200	3,050,047
Sr. Unsec’d. Notes	5.550	10/15/28	33,640	33,160,935
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	4,344	4,334,416
				69,811,513
Machinery-Construction & Mining 0.3%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	2.200	05/13/26	28,970	26,016,845
Machinery-Diversified 1.0%
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	1,564	1,516,095
Gtd. Notes	4.550	04/10/28	11,795	11,203,502
Gtd. Notes	5.500	01/12/29	17,980	17,667,981

Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.400	08/14/28	11,385	11,188,671
Otis Worldwide Corp.,
Sr. Unsec’d. Notes(a)	2.293	04/05/27	13,945	12,534,711

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Otis Worldwide Corp., (cont’d.)
Sr. Unsec’d. Notes	5.250%	08/16/28	3,330	$3,269,634
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes(a)	3.200	06/15/25	4,000	3,800,944
Gtd. Notes	3.450	11/15/26	25,396	23,593,367
Gtd. Notes	4.150	03/15/24	3,900	3,861,971
Gtd. Notes	4.700	09/15/28	8,770	8,242,509
				96,879,385
Media 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.250	01/15/29	29,870	24,352,801
Sr. Sec’d. Notes(a)	4.908	07/23/25	42,252	41,290,349

Comcast Corp., Gtd. Notes	4.550	01/15/29	22,875	21,961,407
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	13,235	12,999,259
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	12,728,274
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	475,120
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,393,054

Paramount Global, Sr. Unsec’d. Notes(a)	4.750	05/15/25	10,539	10,264,374
				127,464,638
Mining 1.0%
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	22,051,369
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	4.125	03/01/28	4,700	4,303,771
Gtd. Notes	4.375	08/01/28	40,964	37,584,052

Newmont Corp., Gtd. Notes	2.800	10/01/29	13,637	11,549,978
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125	07/15/28	12,837	13,757,548
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	1,795,948
				91,042,666

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.6%
Hillenbrand, Inc., Gtd. Notes(a)	5.000%	09/15/26	16,150	$15,281,173
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	35,000	30,115,948
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/15/27	5,946	5,543,125
				50,940,246
Office/Business Equipment 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)	2.670	12/01/26	29,790	26,864,744
Gtd. Notes	4.125	05/01/25	2,483	2,396,092
Gtd. Notes	5.500	12/01/24	10,852	10,733,866
				39,994,702
Oil & Gas 2.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	19,439	17,377,902
Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	4,067	3,793,412
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,566,910
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,549,025
Gtd. Notes	7.400	12/01/31	16,379	18,258,617
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	29,715	29,199,131
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,205,353

Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	22,365	21,750,498
Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26	7,050	6,585,231
Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27	13,961	13,260,669
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	7,265	6,678,212
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	3.200	08/15/26	6,726	6,172,127
Sr. Unsec’d. Notes	3.500	06/15/25	4,750	4,535,524
Sr. Unsec’d. Notes(a)	5.875	09/01/25	2,502	2,490,608
Sr. Unsec’d. Notes	7.500	10/15/26	5,228	5,327,289

Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	19,480	19,366,192

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes	2.450%	12/15/24	9,860	$9,456,929
Gtd. Notes	3.750	03/01/28	12,095	11,213,870
Gtd. Notes(a)	4.950	12/01/27	10,835	10,600,556
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	6,176	6,397,180
Sr. Unsec’d. Notes	1.125	01/15/26	10,955	9,893,311
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,119,005

Valero Energy Corp., Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	7,150,119
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	9,750	10,016,420
				246,964,090
Packaging & Containers 2.2%
Ball Corp.,
Gtd. Notes(a)	4.875	03/15/26	21,297	20,441,793
Gtd. Notes(a)	5.250	07/01/25	20,008	19,602,937
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	35,497	32,080,346
Sr. Sec’d. Notes, 144A	5.500	04/15/28	10,920	10,543,005

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	52,445	50,904,977
Sealed Air Corp.,
Gtd. Notes, 144A	5.500	09/15/25	38,203	37,463,800
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	11,197,773

Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	10,274,719
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,519,024
Gtd. Notes	3.750	03/15/25	10,190	9,892,095
				206,920,469
Pharmaceuticals 2.7%
AbbVie, Inc., Sr. Unsec’d. Notes	2.950	11/21/26	64,970	60,310,417
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	13,136	12,620,937
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.375	12/15/28	35,986	33,413,540

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Group (The),
Gtd. Notes	3.400%	03/01/27	36,034	$33,547,376
Gtd. Notes	4.500	02/25/26	11,568	11,247,007
CVS Health Corp.,
Sr. Unsec’d. Notes	5.000	12/01/24	22,966	22,721,684
Sr. Unsec’d. Notes	5.000	01/30/29	17,050	16,495,109
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,017,451

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	4,819,353
McKesson Corp., Sr. Unsec’d. Notes(a)	4.900	07/15/28	37,945	37,035,666
Viatris, Inc., Gtd. Notes(a)	2.300	06/22/27	20,460	17,562,232
				250,790,772
Pipelines 3.4%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	5,650	5,564,560
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	11,122,587
Sr. Unsec’d. Notes	4.050	03/15/25	2,092	2,033,436
Sr. Unsec’d. Notes	4.950	06/15/28	10,179	9,723,002
Sr. Unsec’d. Notes(a)	5.550	02/15/28	2,559	2,515,113
Sr. Unsec’d. Notes	5.875	01/15/24	40,000	39,978,981
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	8.449(c)	06/01/67	22,233	20,596,710
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.619(c)	08/16/77	5,970	5,907,117

Kinder Morgan, Inc., Gtd. Notes	1.750	11/15/26	9,165	8,153,488
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	5,090	5,021,992
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	12,477,640
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,212,806
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	4,722,347
Sr. Unsec’d. Notes	4.875	06/01/25	17,529	17,186,677

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25	3,567	3,503,438
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	11,570	11,226,408
Gtd. Notes	4.550	07/15/28	6,000	5,647,886

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	5.550%	11/01/26	17,145	$17,033,217
Gtd. Notes(a)	5.650	11/01/28	9,015	8,897,490
Gtd. Notes	5.850	01/15/26	7,610	7,612,343
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.600	11/01/24	5,000	4,862,259
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	15,947,912

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,229,371
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,683,939
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	4,536	4,356,798
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	10,434,523
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	2,880,982
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,480,298
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	11,575,445

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	43,745	43,399,757
				316,988,522
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	13,393,079
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	495	441,886
				13,834,965
Real Estate Investment Trusts (REITs) 3.6%
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	4,609,661
Sr. Unsec’d. Notes	5.800	11/15/28	22,700	22,523,648

Brandywine Operating Partnership LP, Gtd. Notes	4.100	10/01/24	10,850	10,516,524
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	22,180,355
Corporate Office Properties LP, Gtd. Notes	2.250	03/15/26	6,860	6,183,813
Crown Castle, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/25	8,630	7,948,913

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.250%	01/15/31	13,500	$10,479,717

Essex Portfolio LP, Gtd. Notes(a)	1.700	03/01/28	27,550	23,020,583
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	15,164,689
Gtd. Notes	5.250	06/01/25	28,802	28,217,990
Gtd. Notes	5.375	04/15/26	12,355	11,985,618
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,642,005
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,838,926

Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	17,561	14,698,908
Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28	35,310	29,675,183
Prologis LP, Sr. Unsec’d. Notes	4.875	06/15/28	21,690	21,078,447
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	9,555,704
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	17,686,062
Sr. Unsec’d. Notes(a)	4.700	12/15/28	9,985	9,511,138

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	8,950	8,551,355
Spirit Realty LP,
Gtd. Notes(a)	2.100	03/15/28	14,165	11,919,163
Gtd. Notes	3.400	01/15/30	4,500	3,758,431
Gtd. Notes	4.450	09/15/26	11,000	10,477,581

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A(a)	5.750	02/01/27	18,200	17,627,451
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	6,385	5,805,742
WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,160,244
				332,817,851
Retail 0.9%
Advance Auto Parts, Inc., Gtd. Notes(a)	5.900	03/09/26	2,492	2,406,281
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	30,002	27,622,424

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Dollar General Corp., Sr. Unsec’d. Notes(a)	5.200%	07/05/28	10,000	$9,682,231
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	14,425	13,960,167
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875	04/15/26	33,315	29,518,612
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	1,915,552
				85,105,267
Semiconductors 0.3%
Intel Corp., Sr. Unsec’d. Notes	4.875	02/10/28	10,000	9,806,563
Marvell Technology, Inc., Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,308,556
Skyworks Solutions, Inc., Sr. Unsec’d. Notes	1.800	06/01/26	7,000	6,227,043
				24,342,162
Software 1.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	10,190	9,123,025
Sr. Unsec’d. Notes(a)	1.650	03/01/28	4,285	3,621,679
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	10,035	9,885,279
Sr. Unsec’d. Notes	5.450	03/02/28	16,320	16,162,413

Infor, Inc., Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,380,848
Oracle Corp.,
Sr. Unsec’d. Notes	2.300	03/25/28	16,752	14,498,385
Sr. Unsec’d. Notes	6.150	11/09/29	24,000	24,364,527

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.000	09/15/25	10,570	9,656,743
Workday, Inc., Sr. Unsec’d. Notes(a)	3.500	04/01/27	5,000	4,663,689
				98,356,588
Telecommunications 2.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	33,161,073
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	30,994,189

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000%	09/01/24	744	$729,335
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	13,735	13,762,882
NTT Finance Corp. (Japan), Gtd. Notes, 144A	1.162	04/03/26	7,635	6,848,396
Sprint LLC,
Gtd. Notes	7.125	06/15/24	18,655	18,771,690
Gtd. Notes	7.625	02/15/25	6,950	7,059,376
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	6,765	5,822,284
Gtd. Notes	3.750	04/15/27	63,311	59,120,981
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	2.100	03/22/28	50,608	43,489,477
Sr. Unsec’d. Notes	4.329	09/21/28	7,307	6,861,563
				226,621,246
Transportation 0.2%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	19,012,837
Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	9,829,392
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	22,759,376
				32,588,768

Total Corporate Bonds (cost $8,036,379,787)				7,496,984,717
Municipal Bond 0.2%
Texas
Texas Natural Gas Securitization Finance Corp., Taxable, Revenue Bonds, Series 2023-01, Class A1 (cost $22,848,297)	5.102	04/01/35	22,740	22,311,622
U.S. Treasury Obligations(k) 0.2%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,059,778
U.S. Treasury Notes	1.750	12/31/24	295	282,209

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) (Continued)
U.S. Treasury Notes(h)	1.750%	01/31/29	13,945	$12,052,620

Total U.S. Treasury Obligations (cost $17,782,341)				15,394,607

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 12.001%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)	132,000	3,871,560

Total Long-Term Investments (cost $9,650,314,337)		9,084,521,486

Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	53,806,099	53,806,099
PGIM Institutional Money Market Fund (cost $239,101,813; includes $237,688,964 of cash collateral for securities on loan)(b)(wb)	239,343,591	239,199,985

Total Short-Term Investments (cost $292,907,912)		293,006,084

TOTAL INVESTMENTS 101.8% (cost $9,943,222,249)		9,377,527,570
Liabilities in excess of other assets(z) (1.8)%		(170,260,022)

Net Assets 100.0%		$9,207,267,548

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BNP	BNP Paribas S.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $233,342,783; cash collateral of $237,688,964 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,889	2 Year U.S. Treasury Notes	Dec. 2023	$585,631,900	$(1,493,226)
7,480	5 Year U.S. Treasury Notes	Dec. 2023	788,088,162	(6,461,799)
6	20 Year U.S. Treasury Bonds	Dec. 2023	682,688	(201)
26	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	3,085,875	(216,579)
				(8,171,805)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,300	10 Year U.S. Treasury Notes	Dec. 2023	$140,481,250	$2,596,490
9	10 Year U.S. Ultra Treasury Notes	Dec. 2023	1,004,062	28,841
				2,625,331
				$(5,546,474)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	BNP	EUR	13,063	$13,824,961	$13,813,542	$—	$(11,419)
Expiring 10/03/23	MSI	EUR	342	367,835	361,607	—	(6,228)
				$14,192,796	$14,175,149	—	(17,647)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	SSB	EUR	13,405	$14,480,379	$14,175,149	$305,230	$—
Expiring 11/02/23	BNP	EUR	13,063	13,841,944	13,831,316	10,628	—
				$28,322,323	$28,006,465	315,858	—
						$315,858	$(17,647)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.986%	$3,907,461	$4,119,078	$211,617

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)		7,950	$(16,512)		$(8,627)		$(7,885)		GSI
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	(36,925)		64,332		(101,257)		GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(119,930)		183,549		(303,479)		JPM
Marriott International, Inc.	06/20/25	1.000%(Q)		3,500	(41,748)		55,963		(97,711)		MSI
					$(215,115)		$295,217		$(510,332)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2023 (unaudited) (continued)
under the terms of the agreement.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
486,564	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(2,491,050)	$(2,491,050)
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	290,461	14,081,099	13,790,638
				$290,461	$11,590,049	$11,299,588

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).